Results per share	12 Months Ended
Dec. 31, 2023
Results Per Share
Results per share

26.	Results per share

Basic earnings per share are calculated by dividing the net income for the year attributed to the Company’s controlling shareholders by the weighted average number of all classes of shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. On December 31, 2023, December 31, 2022 and December 31, 2021, the Company has two categories of potentially dilutive shares (Convertible Senior Secured Notes (ESSN) and stock options), as described in notes 16 and 27.

The Company's loss per share was determined as follows:

	2023			2022			2021
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Numerator
Net loss for the year attributed to controlling shareholders	(238,851)	(983,408)	(1,222,259)	(311,590)	(1,249,883)	(1,561,473)	(1,560,971)	(5,660,567)	(7,221,538)
Denominator
Weighted average number of outstanding shares (in thousands)	2,863,683	336,821		2,863,683	327,062		2,863,683	295,486

Basic and Diluted (loss) per share	(0.083)	(2.920)		(0.109)	(3.822)		(0.545)	(19.157)

Due to the loss incurred in the year ended December 31, 2023, 2022 and 2021 the potentially convertible instruments were not considered in the total number of shares outstanding for the determination of diluted loss per share as they have an anti-dilutive effect.